The Guardian Cash Fund, Inc. - 4
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The Guardian Cash Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


COMMERCIAL PAPER -- 92.9%

  Principal
     Amount                                                            Value
-----------------------------------------------------------------------------

FINANCIAL -- 16.9%

Bank Holding Companies -- 8.4%
$15,200,000 Barclays U.S. Funding Corp.,
            5.95% due 7/3/95                                     $ 15,194,976
15,200,000  Commerzbank US Fin. Corp.,
            5.94% due 7/31/95                                      15,124,760
                                                                 ------------
                                                                   30,319,736
                                                                 ------------

Financial-Others -- 8.5%
15,200,000  AT&T Capital Corp.,
            5.95% due 7/17/95                                      15,159,805
15,200,000  USAA Capital Corp.,
            5.95% due 7/27/95                                      15,134,682
                                                                 ------------
                                                                   30,294,487
                                                                 ------------
            Total Financial                                        60,614,223
                                                                 ------------

INDUSTRIAL -- 76.0%

Aerospace and Defense -- 4.2%
15,200,000  Rockwell Int'l. Corp.,
            5.95% due 7/14/95                                      15,167,341
                                                                 ------------
Automotive -- 8.5%
15,200,000  Ford Motor Co.,
            5.96% due 7/19/95                                      15,154,704
15,200,000  Toyota Motor Cr. Co.,
            5.93% due 7/7/95                                       15,184,977
                                                                 ------------
                                                                   30,339,681
                                                                 ------------

Beverage-Soft Drinks -- 4.2%
 15,200,00  PepsiCo, Inc.,
            5.93% due 7/21/95                                      15,149,924
                                                                 ------------

Conglomerate -- 4.2%
15,200,000 GE Capital Svcs., Inc.
            5.94% due 7/17/95                                      15,159,872
                                                                 ------------

Containers-Metals and Plastic -- 4.2%
15,200,000  Sonoco Products Co.,
            5.90% due 7/6/95                                       15,187,545
                                                                 ------------

Drugs -- 8.5%
15,200,000  Abbott Laboratories,
            5.92% due 7/10/95                                      15,177,504
 15,200,000 Pfizer, Inc.,
            5.83% due 7/13/95                                      15,170,461
                                                                 ------------
                                                                   30,347,965
                                                                 ------------

Electronics -- 4.2%
15,200,000  TDK USA Corp.,
            5.96% due 7/20/95                                      15,152,188
                                                                 ------------

Food Processing -- 4.2%
15,200,000  Cargill, Inc.,
            5.92% due 7/24/95                                      15,142,510
                                                                 ------------

Insurance-Multiline -- 4.3%
15,200,000  American Gen. Cap. Svcs.,
            5.94% due 7/5/95                                       15,189,968
                                                                 ------------

Machinery-Industrial Specialty -- 4.2%
15,200,000  John Deere Cap. Corp.,
            5.92% due 7/10/95                                      15,177,504
                                                                 ------------

Merchandising-Special -- 4.2%
15,200,000  Toys "R" Us, Inc.,
            5.91% due 7/12/95                                      15,172,551
                                                                 ------------

Oil-Integrated-Domestic -- 4.2%
15,200,000  Chevron Oil Fin. Co.,
            5.93% due 7/7/95                                       15,184,977
                                                                 ------------

Oil Services -- 4.2%
15,200,000  Colonial Pipeline Co.,
            5.95% due 7/6/95                                       15,187,439
                                                                 ------------

Telecommunication -- 12.7%
15,200,000  Amer. Telephone & Telegraph
            Co., 5.92% due 7/26/95                                 15,137,511
15,200,000  Bell Atlantic Fin'l. Svcs.,
            5.97% due 8/2/95                                       15,119,339
15,200,000  Bell South Telecomm.
            Inc., 5.93% due 7/13/95                                15,169,955
                                                                 ------------
                                                                   45,426,805
                                                                 ------------
            Total Industrial                                      272,986,270
                                                                 ------------

TOTAL COMMERCIAL PAPER
 (Cost $333,600,493)                                              333,600,493
                                                                 ------------


                       See notes to financial statements.


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                                                The Guardian Cash Fund, Inc. - 4
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Repurchase Agreement -- 7.4%

  Principal
     Amount                                                            Value
-----------------------------------------------------------------------------
$26,654,000 State Street Bank & Trust
            repurchase agreement,
            dated 6/30/95, maturity
            value $26,667,327, 6%,
            due 7/3/95 (collateralized
            by $26,185,000 U.S. Treasury
            Notes, 6.875% due 2/28/97)                           $ 26,654,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENT
 (Cost $26,654,000)                                                26,654,000
                                                                 ------------

TOTAL INVESTMENTS -- 100.3%
 (Cost $361,709,970)                                              360,254,493

PAYABLES IN EXCESS OF CASH,
 RECEIVABLES AND
 OTHER ASSETS -- (0.3%)                                            (1,032,471)
                                                                 ------------
NET ASSETS -- 100.0%                                             $359,222,022
                                                                 ============


                       See notes to financial statements.


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The Guardian Cash Fund, Inc. - 4
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The Guardian Cash Fund, Inc.

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)



ASSETS:
  Investments, at identified cost*                                  $360,254,493
                                                                    ============

  Investments, at market                                             333,600,493
  Repurchase agreements                                               26,654,000
                                                                    ------------
    TOTAL INVESTMENTS                                                360,254,493
  Cash                                                                       231
  Receivable for fund shares sold                                        317,830
  Interest receivable                                                      4,442
  Other assets                                                             2,458
                                                                    ------------
    TOTAL ASSETS                                                     360,579,454
                                                                    ------------

LIABILITIES:
  Payable for fund shares redeemed                                       852,036
  Accrued expenses                                                        27,833
  Due to affiliates-- Note B                                             477,563
                                                                    ------------
    TOTAL LIABILITIES                                                  1,357,432
                                                                    ------------
    NET ASSETS                                                      $359,222,022
                                                                    ============

COMPONENTS OF NET ASSETS:
  Common Stock --  $.10 par
  value each (100,000,000
  shares authorized)                                                $  3,592,220
  Paid-in capital                                                    355,629,802
                                                                    ------------
    NET ASSETS                                                      $359,222,022
                                                                    ============

SHARES OUTSTANDING                                                    35,922,022
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $      10.00
                                                                    ============


* Includes repurchase agreements



STATEMENT OF OPERATIONS
for the Six Months Ended
June 30, 1995 (Unaudited)



INVESTMENT INCOME:
  Income:
    Interest                                                        $ 11,047,222
                                                                    ------------

EXPENSES:
  Investment advisory fees -- Note B                                     919,659
  Custodian fees                                                          41,494
  Audit fees                                                               8,250
  Directors' fees -- Note B                                                5,000
  Printing expense                                                         2,750
  Insurance expense                                                        2,458
  Transfer agent fees                                                      1,650
  Legal fees                                                               1,429
  Registration fees                                                          387
  Other                                                                      360
                                                                    ------------
    Total Expenses                                                       983,437
                                                                    ------------
  Net Investment Income                                             $ 10,063,785
                                                                    ============



                       See notes to financial statements.


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                                                The Guardian Cash Fund, Inc. - 4
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STATEMENT OF CHANGES IN NET ASSETS



                                                                                 Six Months              Year
                                                                                      Ended             Ended
                                                                                   June 30,      December 31,
                                                                           1995 (Unaudited)              1994
                                                                             --------------      ------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
   Net investment income                                                       $ 10,063,785      $ 13,907,542
                                                                               ------------      ------------
     Net Increase in Net Assets Resulting from Operations                        10,063,785        13,907,542
                                                                               ------------      ------------
 Distributions to Shareholders:
   Net investment income                                                        (10,063,785)      (13,907,542)
                                                                               ------------      ------------
From Capital Share Transactions:
   Net increase/(decrease) in net assets from
  capital share transactions -- Note E                                          (27,763,814)       76,187,548
                                                                               ------------      ------------
   Net Increase/(Decrease) in Net Assets                                        (27,763,814)       76,187,548
 Net Assets:
   Beginning of period                                                          386,985,836       310,798,288
                                                                               ------------      ------------
   End of period                                                               $359,222,022      $386,985,836
                                                                               ============      ============



                        See notes to financial statements


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The Guardian Cash Fund, Inc. - 4
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The Guardian Cash Fund, Inc.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:


                             Six Months
                                Ended
                               June 30,                              Year Ended December 31,
                                 1995     -----------------------------------------------------------------------------------
                             (Unaudited)  1994     1993     1992     1991     1990     1989     1988     1987    1986    1985
                             -----------  ----     ----     ----     ----     ----     ----     ----     ----    ----    ----
Net asset value,
   beginning
   of period                    $10.00   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00  $10.00  $10.00
                                ------   ------   ------   ------   ------   ------   ------   ------   ------  ------  ------
Income from invest-
   ment operations
Net investment
   income                         0.27     0.38     0.26     0.35     0.54     0.77     0.87     0.72     0.63    0.62    0.75
                                ------   ------   ------   ------   ------   ------   ------   ------   ------  ------  ------
Distributions to
Shareholders
Dividends from net
 investment income               (0.27)   (0.38)   (0.26)   (0.35)   (0.54)   (0.77)   (0.87)   (0.72)   (0.63)  (0.62)  (0.75)
                                ------   ------   ------   ------   ------   ------   ------   ------   ------  ------  ------
Net asset value, end of
   period                       $10.00   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00  $10.00  $10.00
                                ======   ======   ======   ======   ======   ======   ======   ======   ======  ======  ======

Total return*                    5.54%    3.82%    2.64%    3.21%    5.59%    7.95%    8.70%    7.20%    6.30%   6.20%   7.50%
                                ======   ======   ======   ======   ======   ======   ======   ======   ======  ======  ======
Ratios/supplemental data:
Net assets, end of
  period (000's
  omitted)                    $359,222 $386,986 $310,798 $318,879 $331,677 $331,600 $262,865 $228,310 $164,326 $87,403 $58,141
Ratio of expenses
  to average net
  assets                         0.53%**  0.54%    0.54%    0.54%    0.55%    0.56%    0.56%    0.58%    0.61%   0.61%   0.64%

Ratio of net invest-
  ment income to
  average net
  assets                         5.47%**  3.81%    2.61%    3.17%    5.44%    7.67%    8.67%    7.17%    6.27%   6.14%   7.61%



* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.
**   Annualized.


                       See notes to financial statements.


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                                             The Guardian Stock, Bond & Cash - 4
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The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)


Note A -- Organization and Accounting Policies

   The Guardian Stock Fund, Inc. (GSF), The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc. (GCF) (collectively, the Funds and individually, a
Fund), are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each Fund sold 10,000 of its shares to The Guardian Insurance & Annuity Company, Inc. (GIAC) for $100,000 in order to facilitate the commencement of its operations. Such shares were subsequently deposited in The Guardian Separate Account A, a separate account of GIAC which is registered as a unit investment trust under the 1940 Act. Shares of the Funds are only sold to certain separate accounts of GIAC. The Funds are available for investment only through the purchase of certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). Significant accounting policies of the Funds are as follows:

Investments

   Investments in GSF and GBF are carried at value. Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices.

   Certain debt securities may be valued each business day by an independent pricing service (Service) approved by the Board of Directors. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

   The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

   Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).

   Net realized gain or loss on sales of investments is determined on the basis of identified cost. Interest income, including amortization of premium and discount, is recorded when earned. Dividends are recorded on the ex-dividend date.

Federal Income Taxes

   Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code


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The Guardian Stock, Bond & Cash - 4
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The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)



of 1986, as amended (Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

Reclassifications of Capital Accounts

   During the year ended December 31, 1994, GSF reclassified ($113,817) to paid-in capital from accumulated net realized gains/(losses) to reflect permanent differences between income recognition on a tax basis and a GAAP basis.

Dividend Distributions

   GSF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.

   GCF earns interest on its investments daily and distributes all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day.

   All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.


Note B -- Investment Advisory Agreements and Payments to Related Parties

   Each Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. GISC receives a management fee from each Fund computed at the rate of .50% of the daily average net assets during the fiscal year, payable quarterly. If total expenses of any Fund (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceeds 1% per annum of the average daily net assets of the Fund, GISC has agreed to assume any such expenses. None of the Funds exceeded this limit during the six months ended June 30, 1995.

   No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund. The aggregate remuneration paid by each Fund to its disinterested directors was $5,000 for the six months ended June 30, 1995.


  Note C -- Repurchase Agreements

   Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued


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                                             The Guardian Stock, Bond & Cash - 4
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interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund. Repurchase agreements of more than one week's duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of a Fund's net assets would be so invested.


Note D -- Investment Transactions


Purchases  and  proceeds  from  sales  of  securities  (excluding  short-term securities) were as follows:

                                                                       Six Months Ended June 30, 1995 (Unaudited)
                                                                       -----------------------------------------
                                                                                GSF                  GBF
                                                                               -----                -----
Purchases
   Stocks and debt obligations                                             $ 383,094,399        $ 141,242,086
   U.S. Government and government agency obligations                                  --          501,948,057
Proceeds
   Stocks and debt obligations                                             $ 310,354,216        $ 163,139,778
   U.S. Government and government agency obligations                                  --          425,858,202

     The cost of  investments  owned at June 30, 1995 for federal  income tax  purposes  was  $1,031,324,923,
$338,700,467  and  $360,254,493 for GSF, GBF and GCF,  respectively.  The gross  unrealized  appreciation and depreciation at June 30, 1995 for GSF and GBF were as follows:
                                                                                GSF                  GBF
                                                                               -----                -----
   Gross Appreciation                                                      $ 333,524,402          $ 8,305,058
   Gross Depreciation                                                        (13,575,124)          (2,001,919)
                                                                           -------------          -----------
     Net Unrealized Appreciation                                           $ 319,949,278          $ 6,303,139
                                                                           =============          ===========


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The Guardian Stock, Bond & Cash - 4
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The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)



Note E -- Transactions in Capital Stock

                                                                  The Guardian Stock Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             4,830,224   $143,558,734    10,511,824   $299,351,838
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments                    --             --     1,661,572     45,909,555
                                                     ------------   ------------    ----------   ------------
                                                        4,830,224    143,558,734    12,173,396    345,261,393
Less shares repurchased                                (1,882,684)   (55,515,605)   (4,131,682)  (117,077,466)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE                                         2,947,540   $ 88,043,129     8,041,714   $228,183,927
                                                     ============   ============    ==========   ============


                                                                  The Guardian Bond Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             2,619,517   $ 30,497,213     4,878,473   $ 57,770,327
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments                    --             --     1,769,521     19,989,294
                                                     ------------   ------------    ----------   ------------
                                                        2,619,517     30,497,213     6,647,994     77,759,621
Less shares repurchased                                (2,410,055)   (28,156,821)   (6,559,394)   (77,263,256)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE                                           209,462   $  2,340,392        88,600   $    496,365
                                                     ============   ============    ==========   ============


                                                                  The Guardian Cash Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             9,859,897   $ 98,598,981    28,157,184   $281,571,841
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments             1,006,368     10,063,680     1,390,754     13,907,542
                                                     ------------   ------------    ----------   ------------
                                                       10,866,265    108,662,661    29,547,938    295,479,383
Less shares repurchased                               (13,642,647)  (136,426,475)  (21,929,183)  (219,291,835)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE (DECREASE)                           $ (2,776,382)  $(27,763,814)    7,618,755   $ 76,187,548
                                                     ============   ============    ==========   ============



Note F -- Line of Credit

   A $20,000,000 line of credit available to all of the Funds was established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the six months ended June 30, 1995, none of the Funds borrowed against this line of credit.


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